PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Loss from disposition of property, plant and equipment	$ 227,323		$ 1,075,490	$ 15,306
Impairment of fixed assets
Depreciation	2,724,759		$ 2,711,240	3,251,711
Dongguan Rural Commercial Bank [Member]
Property, Plant and Equipment [Line Items]
Long-term bank loans borrowed	4,100,000
Secured loans	4,500,000
Dongguan Jiasheng [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs				$ 36,800,000	¥ 263,500,000
Payments to acquire assets	36,600,000	¥ 262,500,000
Dongguan Jiasheng [Member] | Warehouse Construction [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire assets	$ 100,000	¥ 1,000,000.0